Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of financial assets [line items]
Balance at beginning of period	$ (33)	$ (19)	$ (33)	$ (19)
Provision for credit losses
Purchases	3	1	6	3
Sales and maturities	(1)	(1)	(2)	(1)
Changes in risk, parameters and exposures	(3)	(1)	(7)	(4)
Exchange rate and other	1		3	1
Balance at end of period	(33)	(20)	(33)	(20)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4	4	3
Provision for credit losses
Purchases	3	1	6	3
Sales and maturities	(1)	(1)	(2)	(1)
Changes in risk, parameters and exposures	(1)		(3)	(1)
Exchange rate and other	1	(1)	1	(1)
Balance at end of period	6	3	6	3
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		1		1
Provision for credit losses
Changes in risk, parameters and exposures		2		2
Exchange rate and other		(1)		(1)
Balance at end of period		2		2
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(37)	(24)	(37)	(23)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(3)	(4)	(5)
Exchange rate and other		2	2	3
Balance at end of period	$ (39)	$ (25)	$ (39)	$ (25)